Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net (loss) income	$ (49,633)	$ 60,650
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	6,294	6,396
Amortization of deferred financing fees	302	65
Amortization of debt issuance costs	875	129
Share-based compensation	84,196	(24,434)
Deferred income tax benefit	(1,276)
Other		(17)
Changes in operating assets and liabilities:
Accounts receivable	1,640	(2,357)
Related party receivable	(1,124)	(357)
Prepaid expenses and other assets	(341)	225
Accounts payable	(50)	658
Related party payable	51	(158)
Other current liabilities	(226)	(241)
Net cash provided by operating activities	40,708	40,559
Cash flows from investing activities
Acquisitions	(431,260)
Capital expenditures	(761)	(2,634)
Proceeds from disposal of assets		11
Net cash used in investing activities	(432,021)	(2,623)
Cash flows from financing activities
Proceeds from issuance of Class A shares, net of underwriting discounts and fees	278,263
Offering costs	(6,997)	(116)
Contributions from member	120,000
Distributions to member	(170,854)	(105,165)
Proceeds from term loan	265,000	100,000
Repayments on term loan	(93,750)	(62,417)
Proceeds from revolver	15,000	25,000
Repayments of revolver	(35,000)
Debt issuance costs	(3,437)	(3,104)
Other financing activities, net	(318)	(193)
Net cash provided by (used in) financing activities	367,907	(45,995)
Net decrease in cash and cash equivalents	(23,406)	(8,059)
Cash and cash equivalents - beginning of period	37,823	25,351
Cash and cash equivalents - end of period	$ 14,417	$ 17,292